Composition of loans held-in-portfolio-noncovered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,593,540		3,681,629
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	252,857		239,939
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	6,078,507		5,518,460
Finance Leases Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	540,523		548,706
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	384,217	[2]	648,409	[2]
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,868,886		3,673,755
Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,198,213		1,230,029
Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	491,035		557,894
Consumer Portfolio Segment Member | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,388,911		1,130,593
Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	561,084		518,476
Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 229,643		$ 236,763

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.